Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Current	$ (236)	$ (252)	$ (474)	$ (513)
Deferred	0	0	81	0
Income tax expense	$ (236)	$ (252)	$ (393)	$ (513)